Commitments and Contingencies (Operating Leases of Lessee Disclosure) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies [Abstract]
Operating Lease Rental Payments, Current	$ 662
Operating Leases, Future Minimum Payments, Due in Two Years	638
Operating Leases, Future Minimum Payments, Due in Three Years	602
Operating Leases, Future Minimum Payments, Due in Four Years	438
Operating Leases, Future Minimum Payments Due, Total	$ 2,340